Notes to the Consolidated Statement of Cash Flows as Restated - Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Within operating activities	$ 142	$ 195	$ 199
Within financing activities	1,419	2,602	5,056
Short-term leases	182	69	272
Cash outflow for leases	$ 1,743	$ 2,866	$ 5,527